Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of details of finance income expense [abstract]
Finance income	$ 332	$ 1,166	$ 589	$ 1,482
Income from investments and marketable securities (Government Bonds)	114	150	239	292
Discount and premium on repurchase of debt securities	1	242	3	242
Gains from signed agreements (electric sector)	80	574	80	574
Other income, net	137	200	267	374
Finance expenses	(1,591)	(1,460)	(3,368)	(3,235)
Interest on finance debt	(1,233)	(1,546)	(2,547)	(3,152)
Unwinding of discount on lease liabilities	(452)	(2)	(785)	(6)
Discount and premium on repurchase of debt securities	(1)	(185)	(185)	(604)
Capitalized borrowing costs	347	491	693	988
Unwinding of discount on the provision for decommissioning costs	(202)	(166)	(411)	(349)
Other finance expenses and income, net	(50)	(52)	(133)	(112)
Foreign exchange gains (losses) and indexation charges	(928)	(523)	(1,643)	(1,282)
Foreign exchange	(202)	242	(221)	234
Expenses	(739)	(789)	(1,494)	(1,610)
Other foreign exchange gains (losses) and indexation charges, net	13	24	72	94
Net finance income (expense)	$ (2,187)	$ (817)	$ (4,422)	$ (3,035)